Note 14 - Employee Benefits - Activity Related to Restricted Stock Units Awarded (Details) - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Nonvested (in shares) | shares	76,933
Nonvested, weighted average grant date fair value per share (in dollars per share) | $ / shares	$ 23.01
Granted (in shares) | shares	25,414
Granted, weighted average grant date fair value per share (in dollars per share) | $ / shares	$ 24.80
Vested (in shares) | shares	(25,263)
Vested, weighted average grant date fair value per share (in dollars per share) | $ / shares	$ 20.95
Forfeited (in shares) | shares	(13,438)
Forfeited, weighted average grant date fair value per share (in dollars per share) | $ / shares	$ 0
Nonvested (in shares) | shares	63,646
Nonvested, weighted average grant date fair value per share (in dollars per share) | $ / shares	$ 24.34
Expected to vest at December 31, 2022 (in shares) | shares	47,236
Expected to vest at December 31, 2022 (in dollars per share) | $ / shares	$ 23.97